SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectus of each of the listed funds:

Scudder Blue Chip Fund
Scudder Emerging Markets Growth Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
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The Portfolio Managers

Effective February 4, 2002, the following funds have changed their portfolio management teams. The new teams are noted below:

Scudder Blue Chip Fund                     Scudder Technology Fund

  Kathleen Millard                           Blair Treisman
  Co-Lead Portfolio Manager                  Lead Portfolio Manager
   o Began investment career in 1983          o Began investment career in 1993
   o Joined the advisor in 1991               o Joined the advisor in 1999
   o Joined the fund team in 2002             o Joined the fund team in 2000

  Gregory S. Adams                         Scudder Technology Innovation Fund
  Co-Lead Portfolio Manager
   o Began investment career in 1987         Blair Treisman
   o Joined the advisor in 1999              Lead Portfolio Manager
   o Joined the fund team in 2002             o Began investment career in 1993
                                              o Joined the advisor in 1999
Scudder Emerging Markets Growth Fund          o Joined the fund team in 2002

  Oliver Kratz                             Scudder Total Return Fund
  Lead Portfolio Manager
   o Began investment career in 1994         William Gadsden
   o Joined the advisor in 2002              Lead Portfolio Manager
   o Joined the fund team in 2002             o Began investment career in 1981
                                              o Joined the advisor in 1983
  Tara C. Kenney                              o Joined the fund team in 2002
   o Began investment career in 1994
   o Joined the advisor in 1995              Jesse Stuart
   o Joined the fund team in 1996             o Began investment career in 1996
                                              o Joined the advisor in 1996
  Paul H. Rogers                              o Joined the fund team in 2002
   o Began investment career in 1985
   o Joined the advisor in 1994              Robert Cessine
   o Joined the fund team in 2002             o Began investment career in 1982
                                              o Joined the advisor in 1993
                                              o Joined the fund team in 1999



February 4, 2002